Property, plant and equipment - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments contracted	£ 107.3	£ 132.5